7. INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of intangible assets
	Estimated	September 30,	September 30,
	Useful Lives	2019	2018

Technology	3 years	$520,000	$520,000
Less: accumulated amortization		(245,554)	(72,222)
Intangible assets, net		$274,446	$447,778